Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (15,591,428)	$ (24,095,727)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	0	93,416
Loss on disposal of property and equipment	0	51,782
Stock-based compensation expense	928,052	897,260
Abandonment of in-process research and development intangible asset	0	8,639,000
Change in deferred income taxes	0	(443,893)
Amortization of premium and discount on marketable securities	(208,577)	0
Changes in operating assets and liabilities:
Prepaid expenses, deposits and other assets	413,187	(248,997)
Accounts payable, accrued expenses and other current liabilities	(510,348)	605,370
Net cash used in operating activities	(14,969,114)	(14,501,789)
Cash flows from investing activities:
Cash received from sale of property and equipment	0	4,000
Purchases of marketable securities	(37,985,738)	0
Maturities of marketable securities	25,750,000	0
Net cash used in investing activities	(12,235,738)	4,000
Cash flows from financing activities:
Proceeds from the sale of common stock, net of issuance cost	0	31,094,302
Proceeds from Warrant Exercises	0	2,201,450
Proceeds from the sale of preferred stock	5,000	0
Net cash provided by financing activities	5,000	33,295,752
Net (decrease) increase in cash and cash equivalents	(27,199,852)	18,797,963
Cash and cash equivalents at beginning of year	37,313,558	18,515,595
Cash and cash equivalents at end of year	10,113,706	37,313,558
Supplemental disclosure of non-cash investing and financing activities:
Conversion of Series C preferred stock to common stock	5,000	0
Unrealized loss on marketable securities	35,375	0
Vesting of restricted stock units	$ 1,361	$ 207